FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments on a Gross Basis (Details) - Commodity contract - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative asset	$ 113,368	$ 1,665
Derivative liability	$ 0	$ 0